Organization and Principal Activities (Details) - USD ($)	Nov. 08, 2019	Sep. 30, 2020	Sep. 30, 2019
Organization and Principal Activities (Details) [Line Items]
Percentage of service fees	95.00%
Description of term	effective for twenty years
Annual interest rate	24.00%
Term loan	20 years
Net assets		$ 13,145,145	$ 12,330,985
Jiangsu Baozhe [Member] | Ownership [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interest	$ 1.00